Intangible Assets - Intangible Assets Recorded (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,451		$ 1,451		$ 948	$ 948
Accumulated Amortization	(509)		(509)		(415)	(225)
Net	942		942		533	723
Amortization of finite-lived intangible assets	47	$ 48	$ 94	$ 94	$ 190	183
Customer list
Finite-Lived Intangible Assets [Line Items]
Estimated useful life			5 years		5 years
Gross Carrying Amount	942		$ 942		$ 942	942
Accumulated Amortization	(507)		(507)		(414)	(224)
Net	435		$ 435		$ 528	718
Trademarks
Finite-Lived Intangible Assets [Line Items]
Estimated useful life			10 years		10 years
Gross Carrying Amount	6		$ 6		$ 6	6
Accumulated Amortization	(2)		(2)		(1)	(1)
Net	$ 4		$ 4		$ 5	$ 5